Warrant Liabilities (Details)	12 Months Ended
Dec. 31, 2023 $ / shares
Warrant Liabilities (Details) [Line Items]
Warrant outstanding term	5 years
Redemption price	$ 0.01
Ordinary share per share	11.5
Reflective per share	115
Public Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Ordinary share per share	18
Reflective per share	180
Private Warrants [Member]
Warrant Liabilities (Details) [Line Items]
Ordinary share per share	1.5
Reflective per share	$ 15